Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 4,318	$ 4,569
Deferred tax liabilities	(1,814)	(1,281)
Net deferred tax assets (liabilities)	$ 2,504	$ 3,288	$ 3,080